Segment information - Long-lived assets by geography area (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Segment information
Long-lived Assets	¥ 1,108,733	¥ 187,274
Mainland China
Segment information
Long-lived Assets	75,594	62,747
Hong Kong
Segment information
Long-lived Assets	60,105	59,845
UK
Segment information
Long-lived Assets	913,637
Other International Areas
Segment information
Long-lived Assets	¥ 59,397	¥ 64,682